SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cost of revenues (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Cost of revenues
Test monitoring costs	¥ 191,809,319	¥ 163,061,810	¥ 142,116,286
Royalty fees	¥ 7,406,065	¥ 7,423,118	¥ 4,823,101